Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Without Sales Load [Member] | C000005559
Average Annual Return [Line Items]
Average Annual Return, Percent	3.80%	0.83%		2.30%
Without Sales Load [Member] | C000005560
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%	0.50%		1.95%
Without Sales Load [Member] | C000193190
Average Annual Return [Line Items]
Average Annual Return, Percent	3.87%	0.88%	2.32%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	0.67%		2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	0.67%		2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	0.67%	2.23%